RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Related Party Transaction [Line Items]
Expenses, related parties	$ 9,508	$ 6,724	$ 9,232
Amounts accrued, related parties	3,402	$ 2,786
Minimum
Related Party Transaction [Line Items]
Estimate of possible commission payments due	4,000
Maximum
Related Party Transaction [Line Items]
Estimate of possible commission payments due	$ 11,000
Related Party, Potential Commissions Due [Member] | Minimum
Related Party Transaction [Line Items]
Estimate of possible commission payments due				$ 4,000
Related Party, Potential Commissions Due [Member] | Maximum
Related Party Transaction [Line Items]
Estimate of possible commission payments due				$ 11,000